UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-08291

ISI Strategy Fund, Inc.

(Exact name of registrant as specified in charter)

666 Fifth Avenue, 11th Floor New York, New York	10103
(Address of principal executive offices)	(Zip code)

R. Alan Medaugh, President

ISI Inc.           666 Fifth Avenue, 11th Floor          New York, New York 10103

(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 446-5600

Date of fiscal year end:        October 31, 2014

Date of reporting period:      July 31, 2014

Item 1. Schedule of Investments

ISI Strategy Fund, Inc.
Schedule of Investments
July 31, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 88.38%
Consumer Discretionary - 9.85%
Auto Components - 0.83%
Allison Transmission Holdings, Inc.	1,750	$51,240
American Axle & Manufacturing Holdings, Inc.*	690	12,689
Federal-Mogul Holdings Corp.*	3,535	56,348
Gentex Corp.	5,760	166,464
Goodyear Tire & Rubber Co. (The)	7,215	181,602
Lear Corp.	3,250	306,052
		774,395

Automobiles - 0.74%
Ford Motor Co.	17,115	291,297
General Motors Co.	11,735	396,878
		688,175

Diversified Consumer Services - 0.37%
Apollo Education Group, Inc.*	7,540	210,592
Hillenbrand, Inc.	2,200	66,110
Service Corp. International	2,490	52,290
Weight Watchers International, Inc.	650	14,099
		343,091

Hotels, Restaurants & Leisure - 1.52%
Brinker International, Inc.	900	40,356
Darden Restaurants, Inc.	1,130	52,827
Denny's Corp.*	4,730	32,400
Dunkin' Brands Group, Inc.	2,480	106,293
Hyatt Hotels Corp. - Class A*	2,905	170,901
Jack in the Box, Inc.	1,010	57,762
Marriott International, Inc. - Class A	2,606	168,634
McDonald's Corp.	1,862	176,071
MGM Resorts International*	3,878	104,086
Six Flags Entertainment Corp.	3,900	149,058
Wyndham Worldwide Corp.	3,355	253,470
Yum! Brands, Inc.	1,440	99,936
		1,411,794

Household Durables - 0.43%
Jarden Corp.*	4,035	225,557

See Notes to Financial Statements.

ISI Strategy Fund, Inc.
Schedule of Investments (continued)
July 31, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 88.38% (continued)
Consumer Discretionary - 9.85% (continued)
Household Durables - 0.43% (continued)
Newell Rubbermaid, Inc.	5,265	$171,007
		396,564

Internet & Catalog Retail - 0.36%
Liberty Interactive Corp. - Class A*	12,115	339,826

Media - 3.76%
Cablevision Systems Corp. - New York Group - Class A	17,608	338,426
Comcast Corp. - Class A	7,400	397,602
DIRECTV*	7,855	675,923
Interpublic Group of Cos., Inc. (The)	7,100	139,941
John Wiley & Sons, Inc. - Class A	2,575	154,732
Journal Communications, Inc. - Class A*	2,680	29,158
News Corp. - Class A*	2,468	43,560
Omnicom Group, Inc.	2,210	154,678
Scholastic Corp.	850	30,107
Thomson Reuters Corp.	5,140	194,343
Time Warner Cable, Inc.	3,730	541,223
Time Warner, Inc.	2,655	220,418
Time, Inc.*	331	7,977
Viacom, Inc. - Class B	1,230	101,684
Walt Disney Co. (The)	5,378	461,863
		3,491,635

Multi-Line Retail - 0.55%
Kohl's Corp.	3,950	211,483
Nordstrom, Inc.	2,415	167,190
Target Corp.	2,266	135,031
		513,704

Specialty Retail - 1.11%
AutoNation, Inc.*	1,000	53,320
AutoZone, Inc.*	230	118,917
GameStop Corp. - Class A	1,490	62,535
Gap, Inc. (The)	579	23,224
Home Depot, Inc. (The)	2,257	182,478
Lowe's Cos., Inc.	3,525	168,671
Staples, Inc.	25,490	295,429
Systemax, Inc.*	1,031	14,094
TJX Cos., Inc.	1,240	66,080
Wet Seal, Inc. (The) - Class A*	5,200	4,795

See Notes to Financial Statements.

ISI Strategy Fund, Inc.
Schedule of Investments (continued)
July 31, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 88.38% (continued)
Consumer Discretionary - 9.85% (continued)
Specialty Retail - 1.11% (continued)
Zumiez, Inc.*	1,370	$38,154
		1,027,697

Textiles, Apparel & Luxury Goods - 0.18%
NIKE, Inc. - Class B	2,205	170,072

Consumer Staples - 6.03%
Beverages - 1.45%
Coca-Cola Bottling Co. Consolidated	580	40,495
Coca-Cola Co. (The)	13,860	544,559
Coca-Cola Enterprises, Inc.	5,555	252,475
Dr Pepper Snapple Group, Inc.	3,743	219,939
PepsiCo, Inc.	3,309	291,523
		1,348,991

Food & Staples Retailing - 1.48%
CVS Caremark Corp.	5,015	382,945
Kroger Co. (The)	2,120	103,838
Safeway, Inc.	2,960	102,002
Wal-Mart Stores, Inc.	10,637	782,670
		1,371,455

Food Products - 1.55%
Bunge Ltd.	4,770	376,067
Campbell Soup Co.	1,420	59,058
Chiquita Brands International, Inc.*	2,900	27,811
ConAgra Foods, Inc.	450	13,558
General Mills, Inc.	3,091	155,014
Kraft Foods Group, Inc.	1,076	57,657
McCormick & Co., Inc. - Non-Voting Shares	1,118	73,542
Mondelez International, Inc. - Class A	11,775	423,900
Pinnacle Foods, Inc.	1,490	44,894
TreeHouse Foods, Inc.*	1,390	102,165
Tyson Foods, Inc. - Class A	2,970	110,514
		1,444,180

Household Products - 0.97%
Colgate-Palmolive Co.	105	6,657
Harbinger Group, Inc.*	5,210	61,113
Kimberly-Clark Corp.	250	25,968

See Notes to Financial Statements.

ISI Strategy Fund, Inc.
Schedule of Investments (continued)
July 31, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 88.38% (continued)
Consumer Staples - 6.03% (continued)
Household Products - 0.97% (continued)
Procter & Gamble Co. (The)	10,418	$805,520
		899,258

Personal Products - 0.28%
Avon Products, Inc.	11,250	148,500
Nu Skin Enterprises, Inc. - Class A	1,380	80,992
Revlon, Inc. - Class A*	930	28,365
		257,857

Tobacco - 0.30%
Philip Morris International, Inc.	2,162	177,306
Reynolds American, Inc.	1,851	103,378
		280,684

Energy - 11.10%
Energy Equipment & Services - 2.17%
Basic Energy Services, Inc.*	2,970	71,250
Cameron International Corp.*	2,270	160,966
Halliburton Co.	5,440	375,306
ION Geophysical Corp.*	1,000	3,750
Matrix Service Co.*	1,850	49,673
Nabors Industries Ltd.	4,870	132,269
Newpark Resources, Inc.*	2,390	29,230
Patterson-UTI Energy, Inc.	10,080	346,248
RPC, Inc.	7,200	162,000
Schlumberger Ltd.	4,102	444,616
Seventy Seven Energy, Inc.*	543	12,179
Superior Energy Services, Inc.	1,020	34,272
Unit Corp.*	3,170	200,819
		2,022,578

Oil, Gas & Consumable Fuels - 8.93%
Anadarko Petroleum Corp.	586	62,614
Apache Corp.	6,220	638,545
Chesapeake Energy Corp.	7,610	200,676
Chevron Corp.	6,871	888,008
Cimarex Energy Co.	996	138,464
ConocoPhillips	6,370	525,525
CONSOL Energy, Inc.	2,570	99,767
Contango Oil & Gas Co.*	850	34,195
Denbury Resources, Inc.	5,770	97,801

See Notes to Financial Statements.

ISI Strategy Fund, Inc.
Schedule of Investments (continued)
July 31, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 88.38% (continued)
Energy - 11.10% (continued)
Oil, Gas & Consumable Fuels - 8.93% (continued)
Devon Energy Corp.	7,718	$582,709
Exxon Mobil Corp.	17,923	1,773,302
Green Plains, Inc.	1,010	37,865
Hess Corp.	2,610	258,338
Kinder Morgan, Inc.	9,715	349,546
Marathon Oil Corp.	5,840	226,300
Marathon Petroleum Corp.	2,945	245,849
Murphy Oil Corp.	4,490	278,964
Newfield Exploration Co.*	810	32,643
Occidental Petroleum Corp.	3,300	322,443
Peabody Energy Corp.	10,790	163,684
Penn Virginia Corp.*	4,600	59,892
Phillips 66	3,910	317,140
SM Energy Co.	2,740	215,200
Southwestern Energy Co.*	8,105	328,901
Stone Energy Corp.*	3,880	147,634
Valero Energy Corp.	4,420	224,536
W&T Offshore, Inc.	2,030	27,222
WPX Energy, Inc.*	1,000	20,570
		8,298,333

Financials - 13.92%
Banks - 2.46%
BB&T Corp.	6,065	224,526
Cullen/Frost Bankers, Inc.	2,588	201,786
CVB Financial Corp.	4,920	75,227
Enterprise Financial Services Corp.	1,010	17,625
Fifth Third Bancorp	4,255	87,143
MB Financial, Inc.	2,160	58,190
Pinnacle Financial Partners, Inc.	1,760	65,120
PNC Financial Services Group, Inc. (The)	1,200	99,072
Popular, Inc.*	2,830	90,277
SVB Financial Group*	1,160	126,463
United Community Banks, Inc.	3,040	50,312
United Financial Bancorp, Inc.	1,590	20,161
US Bancorp	5,760	242,093
Washington Trust Bancorp, Inc.	700	24,080
Webster Financial Corp.	2,460	70,528

See Notes to Financial Statements.

ISI Strategy Fund, Inc.
Schedule of Investments (continued)
July 31, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 88.38% (continued)
Financials - 13.92% (continued)
Banks - 2.46% (continued)
Wells Fargo & Co.	16,328	$831,095
		2,283,698

Capital Markets - 1.47%
Bank of New York Mellon Corp. (The)	7,535	294,166
Charles Schwab Corp. (The)	2,325	64,519
E*TRADE Financial Corp.*	1,420	29,848
Franklin Resources, Inc.	1,000	54,150
Goldman Sachs Group, Inc. (The)	1,000	172,870
Investment Technology Group, Inc.*	2,130	38,958
Legg Mason, Inc.	5,040	239,148
Morgan Stanley	6,955	224,925
Raymond James Financial, Inc.	1,620	82,539
State Street Corp.	2,305	162,364
		1,363,487

Consumer Finance - 0.95%
American Express Co.	4,955	436,040
Capital One Financial Corp.	1,700	135,218
Discover Financial Services	5,165	315,375
		886,633

Diversified Financial Services - 1.69%
Bank of America Corp.	30,281	461,786
Citigroup, Inc.	7,175	350,929
JPMorgan Chase & Co.	10,036	578,776
MSCI, Inc.*	3,945	178,511
		1,570,002

Insurance - 5.08%
Aflac, Inc.	2,515	150,246
Allstate Corp. (The)	2,195	128,298
American International Group, Inc.	4,125	214,418
American National Insurance Co.	240	26,160
Assurant, Inc.	5,000	316,800
Assured Guaranty Ltd.	12,760	284,803
Berkshire Hathaway, Inc. - Class B*	6,986	876,254
Chubb Corp. (The)	1,150	99,717
Cincinnati Financial Corp.	362	16,659
Employers Holdings, Inc.	1,818	38,723
Erie Indemnity Co. - Class A	3,236	236,940
FBL Financial Group, Inc. - Class A	900	38,502

See Notes to Financial Statements.

ISI Strategy Fund, Inc.
Schedule of Investments (continued)
July 31, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 88.38% (continued)
Financials - 13.92% (continued)
Insurance - 5.08% (continued)
First American Financial Corp.	3,380	$91,733
Hanover Insurance Group, Inc. (The)	1,220	70,528
Kemper Corp.	3,890	134,633
Loews Corp.	3,025	127,443
MBIA, Inc.*	8,580	82,196
Montpelier Re Holdings Ltd.	2,550	75,302
Old Republic International Corp.	18,170	261,466
PartnerRe Ltd.	1,743	181,899
Platinum Underwriters Holdings Ltd.	1,430	83,798
Principal Financial Group, Inc.	5,195	258,088
Progressive Corp. (The)	3,910	91,650
Prudential Financial, Inc.	1,090	94,797
RenaissanceRe Holdings Ltd.	2,895	283,160
RLI Corp.	2,040	87,190
Unum Group	3,933	135,020
Validus Holdings Ltd.	6,500	237,445
		4,723,868

Real Estate Investment Trusts - 1.71%
American Capital Agency Corp.	4,040	93,405
American Tower Corp.	1,640	154,799
Annaly Capital Management, Inc.	15,040	166,944
Apollo Commercial Real Estate Finance, Inc. - REIT	1,260	20,878
Ashford Hospitality Prime, Inc. - REIT	1,000	16,650
Capstead Mortgage Corp. - REIT	6,670	85,643
Chimera Investment Corp.	23,940	75,890
Cousins Properties, Inc. - REIT	1,000	12,380
CYS Investments, Inc. - REIT	11,210	99,545
FelCor Lodging Trust, Inc.	1,806	18,909
Getty Realty Corp. - REIT	2,340	42,986
Healthcare Trust of America, Inc. - Class A, REIT	4,110	48,950
iStar Financial, Inc.*	4,770	68,593
MFA Financial, Inc. - REIT	25,675	208,994
Parkway Properties Inc.	1,000	20,730
Potlatch Corp. - REIT	1,410	58,233
Public Storage	510	87,521
Strategic Hotels & Resorts, Inc.*	2,870	32,747
Two Harbors Investment Corp. - REIT	24,500	250,635

See Notes to Financial Statements.

ISI Strategy Fund, Inc.
Schedule of Investments (continued)
July 31, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 88.38% (continued)
Financials - 13.92% (continued)
Real Estate Investment Trusts - 1.71% (continued)
Ventas, Inc.	410	$26,035
		1,590,467

Real Estate Management & Development - 0.44%
CBRE Group, Inc. - Class A*	4,890	150,808
Jones Lang LaSalle, Inc.	2,070	256,059
		406,867

Thrifts & Mortgage Finance - 0.12%
Capitol Federal Financial, Inc.	7,400	86,580
MGIC Investment Corp.*	2,930	21,653
		108,233

Health Care - 13.09%
Biotechnology - 2.05%
Amgen, Inc.	3,473	442,425
Biogen Idec, Inc.*	1,000	334,390
Celgene Corp.*	2,040	177,786
Gilead Sciences, Inc.*	7,195	658,702
Quintiles Transnational Holdings, Inc.*	1,000	54,930
United Therapeutics Corp.*	2,600	236,444
		1,904,677

Health Care Equipment & Supplies - 1.86%
Alere, Inc.*	3,340	133,600
Baxter International, Inc.	422	31,519
Boston Scientific Corp.*	46,589	595,407
Edwards Lifesciences Corp.*	1,650	148,912
Hologic, Inc.*	18,365	478,776
Masimo Corp.*	3,010	72,481
Medtronic, Inc.	2,555	157,746
STERIS Corp.	1,388	70,621
West Pharmaceutical Services, Inc.	1,010	41,158
		1,730,220

Health Care Providers & Services - 4.11%
AmerisourceBergen Corp.	2,535	194,967
Cigna Corp.	2,910	262,016
DaVita HealthCare Partners, Inc.*	3,200	225,408
Express Scripts Holding Co.*	8,411	585,826
HCA Holdings, Inc.*	6,615	432,026
Health Net, Inc.*	1,440	59,314

See Notes to Financial Statements.

ISI Strategy Fund, Inc.
Schedule of Investments (continued)
July 31, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 88.38% (continued)
Health Care - 13.09% (continued)
Health Care Providers & Services - 4.11% (continued)
HealthSouth Corp.	2,260	$86,626
Humana, Inc.	1,840	216,476
Laboratory Corp. of America Holdings*	2,605	270,112
LifePoint Hospitals, Inc.*	1,610	115,469
Magellan Health Services, Inc.*	1,780	102,528
McKesson Corp.	1,040	199,534
Quest Diagnostics, Inc.	2,815	171,997
Select Medical Holdings Corp.	8,070	125,408
Team Health Holdings, Inc.*	2,080	117,624
Tenet Healthcare Corp.*	4,573	241,317
UnitedHealth Group, Inc.	1,600	129,680
WellCare Health Plans, Inc.*	1,000	62,380
WellPoint, Inc.	2,011	220,828
		3,819,536

Health Care Technology - 0.01%
Omnicell, Inc.*	270	7,398

Life Sciences Tools & Services - 0.16%
Thermo Fisher Scientific, Inc.	1,220	148,230

Pharmaceuticals - 4.90%
Abbott Laboratories	8,881	374,068
AbbVie, Inc.	4,431	231,919
Bristol-Myers Squibb Co.	4,038	204,404
Eli Lilly & Co.	2,190	133,721
Endo International plc*	2,040	136,843
Hospira, Inc.*	4,120	228,536
Johnson & Johnson	9,790	979,881
Merck & Co., Inc.	11,047	626,807
Mylan, Inc.*	5,515	272,276
Pfizer, Inc.	47,635	1,367,124
		4,555,579

Industrials - 8.71%
Aerospace & Defense - 2.20%
Boeing Co. (The)	1,120	134,937
Curtiss-Wright Corp.	1,736	110,253
Exelis, Inc.	4,570	76,959
General Dynamics Corp.	2,770	323,453
Honeywell International, Inc.	3,025	277,786

See Notes to Financial Statements.

ISI Strategy Fund, Inc.
Schedule of Investments (continued)
July 31, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 88.38% (continued)
Industrials - 8.71% (continued)
Aerospace & Defense - 2.20% (continued)
Huntington Ingalls Industries, Inc.	598	$54,370
Lockheed Martin Corp.	1,210	202,034
Northrop Grumman Corp.	1,000	123,270
Precision Castparts Corp.	1,000	228,800
Raytheon Co.	1,422	129,075
Spirit Aerosystems Holdings, Inc. - Class A*	3,125	101,781
United Technologies Corp.	2,679	281,697
		2,044,415

Air Freight & Logistics - 0.49%
FedEx Corp.	1,050	154,224
United Parcel Service, Inc. - Class B	3,120	302,921
UTi Worldwide, Inc.	36	340
		457,485

Airlines - 0.56%
Alaska Air Group, Inc.	800	35,176
United Continental Holdings, Inc.*	10,489	486,585
		521,761

Building Products - 0.14%
AO Smith Corp.	1,550	72,385
Griffon Corp.	3,900	42,003
Masco Corp.	1,000	20,800
		135,188

Commercial Services & Supplies - 0.73%
Brink's Co. (The)	1,780	47,775
Republic Services, Inc.	1,130	42,861
Rollins, Inc.	4,810	136,171
RR Donnelley & Sons Co.	12,870	223,423
United Stationers, Inc.	1,950	75,231
Waste Management, Inc.	3,325	149,260
		674,721

Construction & Engineering - 0.24%
AECOM Technology Corp.*	1,990	67,560
KBR, Inc.	4,540	93,796
Tutor Perini Corp.*	2,150	58,545
		219,901

Electrical Equipment - 0.40%
Babcock & Wilcox Co. (The)	2,470	76,669

See Notes to Financial Statements.

ISI Strategy Fund, Inc.
Schedule of Investments (continued)
July 31, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 88.38% (continued)
Industrials - 8.71% (continued)
Electrical Equipment - 0.40% (continued)
Emerson Electric Co.	3,965	$252,372
General Cable Corp.	1,880	41,793
		370,834

Industrial Conglomerates - 0.99%
3M Co.	1,118	157,515
Danaher Corp.	2,835	209,450
General Electric Co.	22,155	557,198
		924,163

Machinery - 1.49%
AGCO Corp.	2,460	119,827
Blount International, Inc.*	2,750	35,915
Caterpillar, Inc.	3,074	309,705
Deere & Co.	1,172	99,749
Graco, Inc.	1,360	100,844
ITT Corp.	3,395	156,068
Joy Global, Inc.	2,710	160,595
Mueller Industries, Inc.	580	16,141
SPX Corp.	2,951	292,533
Stanley Black & Decker, Inc.	1,000	87,450
Trinity Industries, Inc.	80	3,491
		1,382,318

Professional Services - 0.44%
Dun & Bradstreet Corp. (The)	2,020	222,261
Manpowergroup, Inc.	2,000	155,780
Verisk Analytics, Inc. - Class A*	560	33,622
		411,663

Road & Rail - 0.82%
Hertz Global Holdings, Inc.*	8,850	249,747
Landstar System, Inc.	2,000	132,260
Union Pacific Corp.	3,838	377,314
		759,321

Trading Companies & Distributors - 0.21%
GATX Corp.	1,400	86,800

See Notes to Financial Statements.

ISI Strategy Fund, Inc.
Schedule of Investments (continued)
July 31, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 88.38% (continued)
Industrials - 8.71% (continued)
Trading Companies & Distributors - 0.21% (continued)
United Rentals, Inc.*	1,000	$105,900
		192,700

Information Technology - 16.65%
Communications Equipment - 1.00%
Aruba Networks, Inc.*	2,600	46,436
Black Box Corp.	1,010	20,907
Brocade Communications Systems, Inc.	5,120	47,155
Cisco Systems, Inc.	13,730	346,408
Comtech Telecommunications Corp.	810	27,378
Harris Corp.	1,010	68,953
Juniper Networks, Inc.*	3,580	84,273
Motorola Solutions, Inc.	1,700	108,256
NETGEAR, Inc.*	570	17,847
Polycom, Inc.*	4,420	56,664
QUALCOMM, Inc.	1,495	110,182
		934,459

Electronic Equipment, Instruments & Components - 0.86%
Arrow Electronics, Inc.*	1,000	57,950
Avnet, Inc.	3,470	146,885
Corning, Inc.	4,954	97,346
CTS Corp.	1,403	24,398
Ingram Micro, Inc. - Class A*	3,570	102,459
Insight Enterprises, Inc.*	2,030	53,328
Itron, Inc.*	490	17,630
Jabil Circuit, Inc.	2,160	43,114
Plexus Corp.*	850	33,431
ScanSource, Inc.*	1,334	47,771
Tech Data Corp.*	2,179	136,819
Vishay Intertechnology, Inc.	2,800	41,244
		802,375

Internet Software & Services - 1.09%
Digital River, Inc.*	2,030	29,009
EarthLink Holdings Corp.	5,930	23,364
Facebook, Inc. - Class A*	4,220	306,583
Google, Inc. - Class C*	986	563,598

See Notes to Financial Statements.

ISI Strategy Fund, Inc.
Schedule of Investments (continued)
July 31, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 88.38% (continued)
Information Technology - 16.65% (continued)
Internet Software & Services - 1.09% (continued)
VeriSign, Inc.*	1,650	$89,182
		1,011,736

IT Services - 3.96%
Automatic Data Processing, Inc.	1,000	81,310
CACI International, Inc. - Class A*	840	57,952
Computer Sciences Corp.	3,265	203,703
Convergys Corp.	3,340	64,763
DST Systems, Inc.	740	66,652
Fidelity National Information Services, Inc.	1,790	100,956
Fiserv, Inc.*	2,200	135,674
Global Payments, Inc.	4,307	298,346
iGATE Corp.*	1,280	45,670
International Business Machines Corp.	4,792	918,483
MasterCard, Inc. - Class A	1,960	145,334
MoneyGram International, Inc.*	4,040	58,378
Teradata Corp.*	11,250	474,300
Unisys Corp.*	2,770	58,973
Vantiv, Inc. - Class A*	11,280	369,758
Visa, Inc. - Class A	1,710	360,827
Western Union Co. (The)	13,464	235,216
		3,676,295

Office Electronics - 0.45%
Xerox Corp.	31,265	414,574

Semiconductors & Semiconductor Equipment - 1.86%
Atmel Corp.*	2,550	20,910
Broadcom Corp. - Class A	8,050	307,993
Diodes, Inc.*	2,280	58,140
First Solar, Inc.*	490	30,924
Freescale Semiconductor Ltd.*	5,730	114,715
Intel Corp.	10,249	347,339
Lam Research Corp.	4,200	294,000
Marvell Technology Group Ltd.	8,960	119,526
ON Semiconductor Corp.*	15,535	132,979
PMC-Sierra, Inc.*	10,760	72,415
Spansion, Inc. - Class A*	1,930	36,612

See Notes to Financial Statements.

ISI Strategy Fund, Inc.
Schedule of Investments (continued)
July 31, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 88.38% (continued)
Information Technology - 16.65% (continued)
Semiconductors & Semiconductor Equipment - 1.86% (continued)
Texas Instruments, Inc.	4,250	$196,562
		1,732,115

Software - 3.40%
Activision Blizzard, Inc.	5,300	118,614
CA, Inc.	3,489	100,762
Citrix Systems, Inc.*	2,960	200,481
Intuit, Inc.	2,055	168,448
Microsoft Corp.	25,497	1,100,451
Nuance Communications, Inc.*	14,822	269,464
Oracle Corp.	20,639	833,609
Pegasystems, Inc.	1,360	29,063
Rovi Corp.*	1,000	23,370
Solera Holdings, Inc.	2,751	176,064
Symantec Corp.	5,945	140,659
		3,160,985

Technology Hardware, Storage & Peripherals - 4.03%
Apple, Inc.	25,648	2,451,179
Diebold, Inc.	3,730	140,546
EMC Corp.	2,010	58,893
Hewlett-Packard Co.	16,840	599,672
Lexmark International, Inc. - Class A	1,350	64,841
NCR Corp.*	9,370	290,002
Western Digital Corp.	1,400	139,762
		3,744,895

Materials - 3.22%
Chemicals - 1.41%
Ashland, Inc.	1,150	120,348
Cytec Industries, Inc.	1,364	137,559
Dow Chemical Co. (The)	5,544	283,132
EI du Pont de Nemours & Co.	2,645	170,100
Mosaic Co. (The)	4,865	224,325
OMNOVA Solutions, Inc.*	840	6,779
Rockwood Holdings, Inc.	1,000	78,940
RPM International, Inc.	3,923	173,318

See Notes to Financial Statements.

ISI Strategy Fund, Inc.
Schedule of Investments (continued)
July 31, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 88.38% (continued)
Materials - 3.22% (continued)
Chemicals - 1.41% (continued)
W.R. Grace & Co.*	1,281	$116,571
		1,311,072

Construction Materials - 0.07%
Vulcan Materials Co.	1,070	67,549

Containers & Packaging - 1.25%
Ball Corp.	1,888	115,659
Berry Plastics Group, Inc.*	2,040	49,552
Crown Holdings, Inc.*	8,585	399,632
Owens-Illinois, Inc.*	7,704	240,288
Sealed Air Corp.	5,575	179,069
Silgan Holdings, Inc.	3,575	175,961
		1,160,161

Metals & Mining - 0.49%
Alcoa, Inc.	7,330	120,139
Freeport-McMoRan, Inc.	2,151	80,060
Newmont Mining Corp.	6,730	167,644
Southern Copper Corp.	2,066	67,889
TimkenSteel Corp.*	500	21,755
		457,487

Telecommunication Services - 2.84%
Diversified Telecommunication Services - 2.63%
AT&T, Inc.	21,255	756,465
CenturyLink, Inc.	22,424	879,918
Cincinnati Bell, Inc.*	12,815	48,825
General Communication, Inc. - Class A*	2,420	26,717
Level 3 Communications, Inc.*	2,500	109,950
Verizon Communications, Inc.	12,400	625,208
		2,447,083

Wireless Telecommunication Services - 0.21%
Sprint Corp.*	25,775	189,446

Utilities - 2.97%
Electric Utilities - 1.15%
American Electric Power Co., Inc.	730	37,953
Cleco Corp.	1,000	55,740
Duke Energy Corp.	2,520	181,768
Exelon Corp.	14,170	440,403
FirstEnergy Corp.	1,970	61,484

See Notes to Financial Statements.

ISI Strategy Fund, Inc.
Schedule of Investments (continued)
July 31, 2014 (Unaudited)

Security	Shares	Value
COMMON STOCKS - 88.38% (continued)
Utilities - 2.97% (continued)
Electric Utilities - 1.15% (continued)
NextEra Energy, Inc.	1,100	$103,279
Southern Co. (The)	1,765	76,407
UIL Holdings Corp.	1,000	35,110
Xcel Energy, Inc.	2,600	80,080
		1,072,224

Gas Utilities - 0.52%
AGL Resources, Inc.	1,000	51,640
Atmos Energy Corp.	4,920	237,734
ONE Gas, Inc.	425	15,300
Questar Corp.	6,679	148,541
UGI Corp.	520	25,241
		478,456

Independent Power and Renewable Energy Producers - 0.66%
AES Corp.	42,270	617,565

Multi-Utilities - 0.64%
Ameren Corp.	8,840	339,898
CenterPoint Energy, Inc.	3,380	82,201
Dominion Resources, Inc.	2,080	140,691
Wisconsin Energy Corp.	620	27,020
		589,810
Total Common Stocks (Cost $62,224,766)		$82,141,941

Security	Interest Rate	Maturity Date	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 10.27%
U.S. Treasury Notes	2.000%	01/31/16	$1,000,000	$1,025,508
U.S. Treasury Notes	1.000%	03/31/17	2,000,000	2,006,016
U.S. Treasury Notes	2.625%	08/15/20	1,600,000	1,654,563
U.S. Treasury Notes	1.750%	05/15/22	3,500,000	3,351,660

See Notes to Financial Statements.

ISI Strategy Fund, Inc.
Schedule of Investments (continued)
July 31, 2014 (Unaudited)

Security	Interest Rate	Maturity Date	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 10.27% (continued)
U.S. Treasury Bonds	8.125%	08/15/19	$1,150,000	$1,505,376
Total U.S. Treasury Obligations (Cost $9,673,262)				$9,543,123

U.S. TREASURY BILLS - 1.23%
U.S. Treasury Bills1	0.025%	09/11/14	$1,140,000	$1,139,984
Total U.S. Treasury Bills (Cost $1,139,968)	$1,139,984
Total Investments - 99.88% (Cost $73,037,996)**	$92,825,048
Other Assets in Excess of Liabilities - 0.12%	113,858
Net Assets - 100.00%	$92,938,906

*	Non-income producing security.
1	Interest rate presented is yield to maturity.
**	Cost for Federal income tax purposes is $73,037,996 and net unrealized appreciation on a tax basis consists of:

Gross Unrealized Appreciation	$20,972,856
Gross Unrealized Depreciation	(1,185,804)
Net Unrealized Appreciation	$19,787,052

The difference between the federal tax cost of portfolio investments and the Schedule of Investments is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

See Notes to Financial Statements.

ISI Strategy Fund, Inc.
Notes to Schedule of Investments
July 31, 2014 (Unaudited)

1. Securities Valuation

ISI Strategy Fund, Inc.’s (the “Fund”) exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each business day using the last reported sales price or the NASDAQ Official Closing Price (“NOCP”) provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). In the absence of a sale price or NOCP, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the last bid and the last asked prices. Debt securities may be valued at prices supplied by the Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate, and maturity. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund’s investment advisor believes another valuation is more appropriate.

When valuing securities for which market quotations are not readily available or for which the market quotations that are readily available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”). The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the calculation of the net asset value per share, and the event is likely to affect the Fund’s net asset value per share. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund).

If a fair value is required, the sub-advisor, Los Angeles Capital Management and Equity Research, Inc., determines the value of the security until the Board meets to establish the fair value of the security.

As of July 31, 2014, there were no fair valued securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a frame work for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$82,141,941	$—	$—	$82,141,941
U.S. Treasury Obligations	—	9,543,123	—	9,543,123
U.S. Treasury Bills	—	1,139,984	—	1,139,984
Total	$82,141,941	$10,683,107	$—	$92,825,048

ISI Strategy Fund, Inc.
Notes to Schedule of Investments (continued)
July 31, 2014 (Unaudited)

The Fund’s policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. The Fund may hold securities which are periodically fair valued in accordance with the Fund’s Fair Value Procedures. This may result in movements between Level 1 and Level 2 throughout the period. There were no significant transfers between Level 1, 2, or 3 as of July 31, 2014, based on the valuation input Levels on October 31, 2013 for the Fund.

2. Investment Transactions

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ISI Strategy Fund, Inc.

By (Signature and Title)		/s/ R. Alan Medaugh
R. Alan Medaugh, President (Principal Executive Officer)

Date	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ R. Alan Medaugh
R. Alan Medaugh, President (Principal Executive Officer)

Date	September 22, 2014

By (Signature and Title)		/s/ Anthony Rose
Anthony Rose, Treasurer (Principal Financial Officer)

Date	September 22, 2014